6 Financial investments (Details Narrative)	12 Months Ended
Dec. 31, 2019
Fair Value Through Profit or Loss [Member] | Restricted Funds Investments [Member] | Interbank Deposit Rate [Member]
DisclosureOfFinancialInvestmentsLineItems [Line Items]
Deposits yields rate	100.00%